Segment reporting - Noncurrent assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 265,679	$ 275,111
BELGIUM
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	259,693	268,733
United States
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	2,736	3,138
Japan
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	3,104	3,232
Other:
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 146	$ 8